Segment reporting - Schedule of Reconciliation of Segment Adjusted EBITDA to Profit/Loss Before Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of Total Segment Adjusted EBITDA and Group Adjusted EBITA to Profit/(Loss) Before Income Tax [Abstract]
Total segment adjusted EBITDA	$ 76,492	$ 47,943
Unallocated income, expenses and eliminations:
General and administration costs	(48,663)	(47,723)
Other gains/(losses)(net)	5,575	(1,105)
Finance income	2,274	3,616
Finance costs	(19,388)	(18,842)
Depreciation and amortization	(11,155)	(9,585)
Profit/(loss) before income tax	29,248	(4,836)
Unallocated income, expenses and eliminations:
Unallocated income, expenses and eliminations:
General and administration costs	(25,038)	(27,288)
Other gains/(losses)(net)	5,575	(1,105)
Finance income	2,274	3,616
Finance costs	(19,388)	(18,842)
Depreciation and amortization	$ (10,667)	$ (9,160)